EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS
Disclosure of Defined Benefits Plans Explanatory [Text Block]

	December 31, 2020		December 31, 2019
Short term	Ps.	462,070	Ps.	480,489
Post-employment		597,936		590,914
Long term		180,090		186,333
Total	Ps.	1,240,096	Ps.	1,257,736

Plan Asset	Ps.	(38,241)	Ps.	(22,756)

Net employee benefits	Ps.	1,201,855	Ps.	1,234,980

Disclosure of net defined benefit liability (asset) [text block]

The following table shows the Post-employment and long-term benefits movements during the years ended at December 31, 2020,  2019 and 2018 are as follows:

	Post-Employment benefits						Long-term Benefits
	December		December		December		December		December		December
	31, 2020		31, 2019		31, 2018		31, 2020		31, 2019		31, 2018
Balance at the beginning of the year	Ps.	590,914	Ps.	541,226	Ps.	604,110	Ps.	186,333	Ps.	242,335	Ps.	229,770
Business combination (1)		13,632		—		—		—		—		—
Service costs		6,410		14,567		13,127		17,915		22,860		21,040
Interests cost		32,745		37,138		36,700		8,563		14,252		13,460
Gain on settlements		(1,238)		—		(18,300)		—		—		—
Past Service Costs (2)		—		1,018		(191)		(15,659)		(49,400)		1,632
	Ps.	642,463	Ps.	593,949	Ps.	635,446	Ps.	197,152	Ps.	230,047	Ps.	265,902
Changes in actuarial assumptions from changes in demographic assumptions		—		7,407		6,136		—		—		388
Changes in actuarial assumptions from changes in financial assumptions		7,835		54,674		(24,149)		11,449		(13,008)		11,831
	Ps.	7,835	Ps.	62,081	Ps.	(18,013)	Ps.	11,449	Ps.	(13,008)	Ps.	12,219
Payments to employees		(63,515)		(63,580)		(79,709)		(28,511)		(30,706)		(35,786)
Effect of movements in exchange rates		11,153		(1,536)		3,502		—		—		—
Liability balance at the end of the year	Ps.	597,936	Ps.	590,914	Ps.	541,226	Ps.	180,090	Ps.	186,333	Ps.	242,335

Plan Assets
Balance at the beginning of the year plan assets		(22,756)		—		—		—		—		—
Business combination (1)		(13,632)		—		—		—		—		—
Recognition of the plan assets		(840)		(21,474)		—		—		—		—
Interests income		(863)		(318)		—		—		—		—
Remeasurements on plan assets		1,651		(859)		—		—		—		—
Effect of movements in exchange rates		(1,801)		(105)		—		—		—		—
Balance at the end of the year plan assets	Ps.	(38,241)	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	559,695	Ps.	568,158	Ps.	541,226	Ps.	180,090	Ps.	186,333	Ps.	242,335
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)

The variation includes the effect of a change in a long-term institutional benefit plan for 2020 at Porvenir and Fiduciaria Bogota  and for 2019 at Banco de Bogotá, which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]

	December 31, 2020		December 31, 2019
Defined contribution plan	Ps.	83,549	Ps.	73,297
Defined benefit plan		37,917		52,723

Disclosure of Detail Information of Variables Used to Calculate Obligation [Text Block]

	December 31,	December 31,
Post-Employment Benefits*	2020	2019
Discount interest rate	5.78%	5.87%
Inflation rate	2.94%	3.00%
Salary growth rate	3.25%	4.00%
Pension growth rate	3.03%	3.00%

*   Entities in Colombia and subsidiaries abroad participate.

	December 31,	December 31,
Long-Term Benefits*	2020	2019
Discount interest rate	4.78%	5.34%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	4.00%

*   Only entities from Colombia participate.

Disclosure of sensitivity analysis for actuarial assumptions [text block]

	- 50 basis points
At December 31, 2020	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	23,540	Ps.	5,068
Salaries growth rate		(5,286)		(5,444)
Retirement growth rate		(15,429)		N/A

	+ 50 basis points
At December 31, 2020	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	(22,724)	Ps.	(4,787)
Salaries growth rate		5,596		5,718
Retirement growth rate		16,475		N/A

Disclosure of information about maturity profile of defined benefit obligation [text block]

		Payments for Post-		Payments for Long-
Year		Employment		term Benefits
2021	Ps.	70,219	Ps.	24,659
2022		61,786		23,126
2023		60,578		21,932
2024		58,401		23,330
2025		56,897		20,773
Years 2026 – 2030		267,121		85,369